Financial Instruments - Schedule of Derivatives Reclassifications (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Amounts recognized in OCI
Hedging cost	¥ (16,993)	¥ 2,457	¥ (9,147)
Interest rate swaps
Amounts recognized in OCI
Gains (losses) on cash flow hedges	3,993	3,992
Forward interest rate
Amounts recognized in OCI
Gains (losses) on cash flow hedges	(2,123)	(605)
Currency and interest rate swaps
Amounts recognized in OCI
Gains (losses) on cash flow hedges	54,566	79,394
Hedging cost	(21,426)	6,611
Foreign currency denominated bonds and loans
Amounts recognized in OCI
Gains (losses) on net investment hedges	142,456	107,064
Forward exchange contracts
Amounts recognized in OCI
Gains (losses) on net investment hedges	25,806	35,646
Cash flow hedge
Amount reclassified to profit or loss
Reclassification adjustments on cash flow hedges	(89,289)	(83,031)
Cash flow hedge | Interest rate swaps
Amount reclassified to profit or loss
Reclassification adjustments on cash flow hedges	(360)	1,398
Cash flow hedge | Forward interest rate
Amount reclassified to profit or loss
Reclassification adjustments on cash flow hedges	2,312	2,312
Hedging costs
Amount reclassified to profit or loss
Reclassification adjustments on cash flow hedges	¥ (3,052)	¥ (3,071)